Provisions - Provisions for pensions and similar obligations - Plans (Details) - MXN ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2006	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Benefits
Personnel expenses - Defined Contribution Plan		$ 410	$ 373	$ 330
Provisions		9,104	6,800	6,730	$ 7,202
Defined benefit plans
Employee Benefits
Plan assets		$ 2,068	$ 2,196
Percentage of employees enrolled under defined pension plan		0.80%	1.00%
Provisions		$ 6,328	$ 4,322
Defined medical benefit plan
Employee Benefits
Percentage of payment of medical expenses		100.00%
Minimum period worked employees eligible for option of plan	6 months
Provision for pensions and other employment defined benefit obligations
Employee Benefits
Provisions		$ 6,406	4,370	3,860	$ 3,972
Defined benefit plans
Employee Benefits
Provisions		$ 6,328	4,322
Defined contribution plan
Employee Benefits
Retirement age of employees		65 years
Personnel expenses - Defined Contribution Plan		$ 226	$ 373	$ 330
Percentage of employees enrolled under defined contribution plan included in medical coverage plan		83.00%	62.00%
Provisions		$ 78	$ 48